Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Reconciliation between Basic and Diluted Earnings (Loss) Per Share

A reconciliation between basic and diluted earnings (loss) per share was as follows (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$(8,841)	$36,031	$(105,236)	$39,315

Basic weighted-average shares outstanding	203,997,492	178,199,155	201,189,562	178,178,612
Dilutive effect of awards	—	750,769	—	782,637

Diluted weighted-average shares outstanding	203,997,492	178,949,924	201,189,562	178,961,249

Basic earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

 A reconciliation between basic and diluted earnings per share was as follows (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Net income	$168,556	$126,859	$22,986

Basic weighted-average shares outstanding (1)	178,232,850	177,869,461	177,563,047
Diluted weighted-average shares outstanding (1)	179,023,683	178,859,720	178,461,218
Basic earnings per share	$0.95	$0.71	$0.13
Diluted earnings per share	$0.94	$0.71	$0.13

(1)	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Estimated Useful Lives of Property and Equipment

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life